Income Taxes (Details) - Schedule of Total Income Tax Expense - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Total Income Tax Expense [Abstract]
Income before income tax provision		$ 5,427,968	$ 9,095,741
Tax at the PRC statutory tax rates		1,705,363	2,203,411
Preferential tax rates		(250,386)	(324,160)
Change in valuation allowance			16,934
Tax effect of non-deductible expenses		85,032	208,961
Tax effect of R&D expenses additional deduction	[1]	(364,986)	(365,094)
Income tax expense		$ 1,175,023	$ 2,064,212	$ 1,175,023	$ 2,064,212

[1]	According to PRC tax regulations, an additional 100% of current year R&D expenses may be deducted from tax income.